Employee benefits - Pension and other post-employment benefits - Asset Allocation of Defined Benefit Pension Plans (Parenthetical) (Detail)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Equity securities [member] | Level 1 [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market, based on direct investments	34.00%	41.00%